Interest Bearing Liabilities, Interest Bearing Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Jun. 30, 2025
Interest Bearing Liabilities [Abstract]
Contract liabilities		$ 45,595	$ 29,410
Lease liabilities	[1]	9,738	1,743
Non-convertible redeemable cumulative preference shares		20,004	19,201
Other interest bearing liabilities		2,749	379
Total interest bearing liabilities		78,086	50,733
Comprising [Abstract]
Current		49,060	41,074	[2]
Non-current		$ 29,026	$ 9,659	[2]

[1]	Refer to Note 19 for further details on the Group’s leases.
[2]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.